Cover	3 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 5
Entity Registrant Name	ONEMEDNET CORPORATION
Entity Central Index Key	0001849380
Entity Tax Identification Number	86-2049355
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6385 Old Shady Oak Road
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	800
Local Phone Number	918-7189
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	41 Madison Avenue
Entity Address, Address Line Two	Suite 3310
Entity Address, Address Line Three	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(332)
Local Phone Number	238-2820
Contact Personnel Name	Eitan Hoenig